Other Income (Tables)	6 Months Ended
Jun. 30, 2023
Other Income [Abstract]
Other income

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Grant income	362	436	993	871
R&D expenditure credits	1,472	1,081	3,446	2,079
	1,834	1,517	4,439	2,950